Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 19,723	$ 18,424
Fair value of plan assets at end of year	20,416	19,723
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	381
Fair value of plan assets at end of year	370	381
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	649
Fair value of plan assets at end of year	978	649
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	783	1,036
Actual return relating to assets still held at the reporting date	178	(242)
Purchases	6	6
Sales		(1)
Disbursements	(18)	(16)
Fair value of plan assets at end of year	949	783
Fair Value, Inputs, Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	279	329
Actual return relating to assets still held at the reporting date	(13)	(54)
Purchases	6	6
Sales		(1)
Disbursements	0	(1)
Fair value of plan assets at end of year	272	279
Fair Value, Inputs, Level 3 [Member] | Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	504	707
Actual return relating to assets still held at the reporting date	191	(188)
Purchases	0	0
Sales		0
Disbursements	(18)	(15)
Fair value of plan assets at end of year	$ 677	$ 504